Additional Information of Cash Flow Statements - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ 17,806	₩ 63,075	₩ 273,419
Other receivables	(20,786)	113,740	191,591
Inventories	(1,451,009)	(1,435,170)	(889,998)
Other current assets	1,118	110,688	(287,377)
Other non-currentassets	5,974	12,455	33,584
Trade accounts and notes payable	379,742	(607,999)	769,337
Other payables	(111,893)	(26,922)	(179,174)
Other current liabilities	(199,981)	338,273	2,490
Provisions	(116,790)	(145,763)	(124,884)
Payments of severance benefits	(189,165)	(185,220)	(278,278)
Plan assets	(245,214)	3,815	(138,854)
Other non-currentliabilities	(175,528)	(82,605)	223,574
Changes in operating cash flows	₩ (2,105,726)	₩ (1,841,633)	₩ (404,570)